Basis of Presentation and Summary of Significant Accounting Policies Basis of Presentation and Summary of Significant Accounting Policies (Deferred Leasing Costs - Estimated Amortization Expense) (Details) (Deferred Leasing Costs [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
Dec. 31, 2011
Deferred Leasing Costs [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Future Amortization Expense, Year One	$ 34,519
Future Amortization Expense, Year Two	26,046
Future Amortization Expense, Year Three	24,452
Future Amortization Expense, Year Four	20,681
Future Amortization Expense, Year Five	13,607
Future Amortization Expense, after Year Five	37,950
Future Amortization Expense	$ 157,255